Income Taxes - Summary of Reconciliation of Tax Expense Computed by Applying Statutory Income Tax Rate to Pre-Tax Loss or Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income Tax Disclosure [Abstract]
Income tax expense/(benefit) at PRC statutory rate	¥ (14,875)	$ (2,127)	¥ 212,920	¥ 508,150
Effect of differing tax rates in different jurisdictions	22,863	3,269	139,126	98,963
Nondeductible expenses and nontaxable income, net			33,714	119,442
Foreign tax effects	22,863	3,269	139,126	98,963
Research and development super-deduction	(116,810)	(16,704)	(140,153)	(141,454)
Effect of PRC preferential tax rates	64,902	9,281	(111,365)	(169,264)
Share-based compensation expense	156,169	22,332
Others	29,717	4,249
Other adjustments	(13,145)	(1,879)	8,962	14,692
Change in valuation allowance	15,721	2,248	(82,114)	(350,482)
Income tax expense	¥ 144,542	$ 20,669	¥ 61,090	¥ 80,047